Loan Receivables	12 Months Ended
Mar. 31, 2025
Loan Receivables [Abstract]
LOAN RECEIVABLES

Note 8 – LOAN RECEIVABLES

	As of	As of
	March 31, 2025	March 31, 2024
	USD	USD

Loan receivables	11,941,378	—
Allowance for uncollectible loan receivables	—	—
Loan receivables, net	11,941,378	—
Loan receivables – current	11,941,378	—
Loan receivables – non-current	—	—

During the year ended March 31, 2025, the Company, through its subsidiaries, issued loans to four third-party companies. The loan term for each loan was one year with an annual interest of 1%. The balance as of March 31, 2025 represented the outstanding loan balance. As of the date of this annual report, the Company has collected all the principal and interest from those third-party companies.